Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Abstract]
Leasehold improvements	$ 314,834	$ 212,059
Loss on disposal of property and equipment		(15,319)
Depreciation expenses	$ 107,940	$ 58,762	$ 9,421